Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Jul. 31, 2025	Jul. 31, 2024
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 2,196,368	$ 1,837,527
Construction in progress	177,909
Less: accumulated depreciation	(1,275,598)	(902,280)
Property, plant and equipment, net	1,098,679	935,247
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	828,933	583,541
Leaseholder improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	591,895	530,599
Automobile [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	532,058	479,549
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	132,957	133,152
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 110,525	$ 110,686